AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JUNE 26, 2015

File No. 333-201441
File No. 811-23023

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  (X)

PRE-EFFECTIVE AMENDMENT NO. __ (   )

POST-EFFECTIVE AMENDMENT NO. 3  (X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   (X)

AMENDMENT NO. 5 (X)

MONTAGE MANAGERS TRUST
(Exact Name of Registrant as Specified in Charter)

11300 Tomahawk Creek Parkway
Suite 200
Leawood, Kansas 66211
(Address of Principal Executive Offices, Zip Code)

913-378-9956
(Registrant’s Telephone Number, including Area Code)

Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
(Name and Address of Agent for Service)

Copies to:

Iryna Northrip Montage Managers Trust 11300 Tomahawk Creek Parkway Suite 200 Leawood, Kansas 66211	Michael Glazer Morgan, Lewis & Bockius LLP 355 South Grand Avenue Suite 4400 Los Angeles, California 90071-3106

It is proposed that this filing will become effective (check appropriate box):

[X]            immediately upon filing pursuant to paragraph (b) of rule 485
[   ]            on (date) pursuant to paragraph (b)(1)(v) of rule 485
[   ]            60 days after filing pursuant to paragraph (a)(1) of rule 485
[   ]            on (date) pursuant to paragraph (a)(1) of rule 485
[   ]            75 days after filing pursuant to paragraph (a)(2) of rule 485
[   ]            on (date) pursuant to paragraph (a)(2) of rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 3 relates to the Tortoise North American Pipeline Fund (the “Fund”), a separate series of Montage Managers Trust. The purpose of this filing is to file risk/return summary information for the Fund in interactive data format.

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and that has duly caused this Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Leawood and State of Kansas, on this 26th day of June, 2015.

Montage Managers Trust

/s/ Gary Henson
Gary Henson
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated on the 26th day of June, 2015.

Signature	Title	Date

/s/ Gary Henson	President, Trustee and	June 26, 2015
Gary Henson	Principal Executive Officer

/s/ David L. Henriksen	Treasurer, Principal Financial	June 26, 2015
David L. Henriksen	Officer and Principal Accounting

/s/ Megan W. Rosenzweig*	Trustee	June 26, 2015
Megan W. Rosenzweig

/s/ James W. Neville, Jr.	Trustee	June 26, 2015
James W. Neville, Jr.

* /s/ Gary Henson
Gary Henson
Attorney-in-fact pursuant to power of attorney

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase